Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		2 Months Ended		3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended				13 Months Ended	14 Months Ended	15 Months Ended			16 Months Ended	17 Months Ended	18 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended			22 Months Ended	23 Months Ended	24 Months Ended			25 Months Ended	26 Months Ended	27 Months Ended			28 Months Ended	29 Months Ended	30 Months Ended			32 Months Ended	33 Months Ended			35 Months Ended	36 Months Ended		38 Months Ended	39 Months Ended		41 Months Ended	42 Months Ended		44 Months Ended	45 Months Ended		47 Months Ended	48 Months Ended		50 Months Ended	51 Months Ended		53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 29, 2025	Nov. 29, 2023	Jun. 30, 2023	Jun. 26, 2023	Dec. 31, 2021	Dec. 26, 2021	Jul. 21, 2021	Mar. 31, 2016	Jan. 31, 2026	Dec. 31, 2023	Feb. 28, 2026	Sep. 30, 2021	Mar. 31, 2026	Sep. 30, 2023	Mar. 31, 2022	Jun. 30, 2016	Mar. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Jun. 30, 2022	Sep. 30, 2016	Jun. 30, 2024	Mar. 31, 2022	Mar. 31, 2024	Sep. 30, 2022	Dec. 31, 2016	Sep. 30, 2024	Jun. 30, 2022	Mar. 31, 2026	Jun. 30, 2024	Dec. 31, 2022	Mar. 31, 2017	Dec. 31, 2024	Sep. 30, 2022	Sep. 30, 2024	Mar. 31, 2023	Jun. 30, 2017	Mar. 31, 2025	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2023	Sep. 30, 2017	Jun. 30, 2025	Mar. 31, 2023	Mar. 31, 2025	Sep. 30, 2023	Dec. 31, 2017	Sep. 30, 2025	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Mar. 31, 2018	Dec. 31, 2025	Sep. 30, 2023	Sep. 30, 2025	Mar. 31, 2024	Jun. 30, 2018	Mar. 31, 2026	Dec. 31, 2023	Dec. 31, 2025	Jun. 30, 2024	Sep. 30, 2018	Mar. 31, 2024	Mar. 31, 2026	Sep. 30, 2024	Dec. 31, 2018	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2019	Sep. 30, 2024	Mar. 31, 2025	Jun. 30, 2019	Dec. 31, 2024	Jun. 30, 2025	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2019	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2020	Sep. 30, 2025	Mar. 31, 2026	Jun. 30, 2020	Dec. 31, 2025	Sep. 30, 2020	Mar. 31, 2026	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000027778
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer US Small/Mid Cap Equity Fund - Class I
Accumulated Value				$ 10,184	$ 10,000										$ 9,855					$ 10,945					$ 11,950						$ 11,377					$ 12,282					$ 12,386					$ 11,557					$ 12,287					$ 12,939					$ 13,154				$ 13,332
C000027780
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer US Small/Mid Cap Equity Fund - Class Y-3
Accumulated Value									$ 10,000								$ 10,194					$ 10,757					$ 11,504						$ 12,124					$ 12,404					$ 12,904					$ 13,678					$ 13,656					$ 14,223					$ 14,745				$ 11,872			$ 13,682			$ 14,182			$ 14,034			$ 15,365			$ 10,721			$ 13,516		$ 14,405		$ 17,777	$ 19,747	$ 20,733	$ 20,747	$ 22,108	$ 20,429	$ 17,434	$ 16,897	$ 18,405	$ 19,062	$ 19,719	$ 19,099	$ 21,213	$ 23,180	$ 22,090	$ 23,862	$ 24,070	$ 22,481	$ 23,899	$ 25,187	$ 25,620	$ 25,989
C000027786
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Non-US Core Equity Fund - Class I
Accumulated Value								$ 10,000					$ 9,892						$ 10,224					$ 9,403					$ 8,081						$ 7,278					$ 8,485					$ 9,170					$ 9,452					$ 9,199					$ 10,060				$ 10,828				$ 10,760			$ 11,479			$ 10,664			$ 11,655			$ 13,142			$ 14,018			$ 14,605		$ 14,665
C000027788
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Non-US Core Equity Fund - Class Y-3
Accumulated Value									10,000								9,938					10,499					10,320						11,062					11,835					12,524					13,153					13,165					13,016					13,210				11,427			12,616			13,063			12,987			14,215			11,033			12,950		13,954		16,057	16,706	17,585	17,368	17,971	16,528	14,219	12,825	14,946	16,170	16,683	16,236	17,756	19,127	19,041	20,310	18,874	20,644	23,309	24,874	25,916	26,043
C000027790
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Core Fixed Income Fund - Class I
Accumulated Value						$ 10,000	$ 10,000									$ 9,386					$ 8,859					$ 8,447						$ 8,601					$ 8,878					$ 8,818					$ 8,532					$ 9,140					$ 9,100					$ 9,110				$ 9,589			$ 9,304			$ 9,548			$ 9,665			$ 9,881			$ 9,992			$ 9,970
C000027792
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Core Fixed Income Fund - Class Y-3
Accumulated Value									10,000								10,247					10,335					10,066						10,168					10,342					10,454					10,497					10,351					10,330					10,351				10,446			10,803			11,148			11,418			11,458			11,647			12,180		12,347		12,545	12,139	12,406	12,429	12,401	11,652	10,998	10,498	10,703	11,046	10,985	10,641	11,391	11,352	11,378	11,976	11,623	11,942	12,101	12,376	12,528	12,508
C000106516
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Emerging Markets Equity Fund - Class I
Accumulated Value				10,013	10,000										9,526					10,110					10,110						10,460					11,229					10,286					10,696					11,816					12,840					13,450				13,899
C000106518
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Emerging Markets Equity Fund - Class Y-3
Accumulated Value									10,000								10,151					10,920					10,402						11,614					12,351					13,243					14,058					14,289					12,952					12,758				11,688			12,821			12,963			12,467			13,872			10,314			12,380		13,542		16,003	16,687	17,458	15,974	16,005	14,126	12,477	11,027	12,123	12,782	12,833	12,241	12,987	12,987	13,454	14,458	13,246	13,774	15,234	16,571	17,365	17,945
C000128966
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Opportunistic Fixed Income Fund - Class I
Accumulated Value				9,988	10,000										9,800					10,553					10,553						10,503					11,142					10,777					10,990					11,351					11,665					11,869				11,737
C000128968
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Opportunistic Fixed Income Fund - Class Y-3
Accumulated Value									10,000								10,344					10,746					10,509						11,031					11,363					11,730					11,824					12,070					11,233					11,134				11,171			11,448			11,826			11,789			12,147			10,921			11,966		12,289		13,150	12,776	13,149	13,069	12,985	12,336	11,245	10,913	11,484	11,971	12,157	11,942	12,874	12,874	12,828	13,607	13,163	13,440	13,897	14,287	14,533	14,398
C000246251
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Short Duration Fixed Income Fund - Class I
Accumulated Value	$ 10,001	$ 10,000								$ 10,024		$ 10,075		$ 10,018
C000246249
Account Value [Line Items]
Line Graph and Table Measure Name																														Mercer Short Duration Fixed Income Fund - Class Y-3
Accumulated Value			$ 10,000								$ 10,139							$ 10,215					$ 10,336					$ 10,653						$ 10,672					$ 10,838					$ 10,994					$ 11,148					$ 11,287					$ 11,325
Mercer Index: Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,358	10,000										9,863					11,180					11,953						11,443					12,444					12,521					11,582					12,577					13,709					14,013				14,299
Mercer Index: Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000								10,357					11,037					11,713						12,153					12,412					13,001					13,682					13,649					14,428					15,106				12,313			14,261			14,683			14,495			15,733			11,057			13,994		14,817		18,878	20,942	22,081	21,489	22,310	21,012	17,444	16,952	18,211	18,829	19,812	18,865	21,383	22,863	21,887	23,802	23,949	22,153	24,056	26,221	26,803	27,350
Mercer Index: MSCI World ex USA IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI World ex USA IMI Index
Accumulated Value								$ 10,000					$ 10,047						$ 10,319					$ 9,785					$ 8,302						$ 7,536					$ 8,745					$ 9,408					$ 9,659					$ 9,271					$ 10,246				$ 10,777				$ 10,698			$ 11,568			$ 10,701			$ 11,324			$ 12,762			$ 13,477			$ 14,145		$ 14,024
Mercer Index: MSCI World ex USA IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI World ex USA IMI Index
Accumulated Value									10,000								9,891					10,537					10,463						11,187					11,843					12,537					13,096					12,859					12,760					12,885				11,174			12,349			12,781			12,674			13,734			10,438			12,129		12,814		14,877	15,497	16,352	16,279	16,720	15,854	13,452	12,210	14,169	15,243	15,650	15,021	16,601	17,461	17,333	18,743	17,339	18,348	20,678	21,836	22,919	22,722
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value						$ 10,016	$ 10,000									$ 9,422					$ 8,980					$ 8,554						$ 8,714					$ 8,971					$ 8,896					$ 8,609					$ 9,196					$ 9,124					$ 9,131				$ 9,605			$ 9,311			$ 9,570			$ 9,686			$ 9,883			$ 9,991			$ 9,986
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value									10,000								10,221					10,268					9,962						10,044					10,189					10,276					10,316					10,165					10,149					10,151				10,318			10,621			10,948			11,197			11,217			11,570			11,906		11,979		12,060	11,653	11,867	11,873	11,874	11,170	10,646	10,140	10,330	10,635	10,546	10,205	10,901	10,816	10,824	11,387	11,038	11,345	11,483	11,716	11,845	11,839
Mercer Index: MSCI Emerging Markets® Index
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,020	10,000										9,726					10,491					10,740						11,277					12,260					11,278					11,608					13,000					14,383					15,064				15,038
Mercer Index: MSCI Emerging Markets® Index
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000								10,066					10,975					10,518						11,722					12,457					13,439					14,439					14,644					13,479					13,332				12,336			13,560			13,642			13,063			14,609			11,161			13,179		14,439		17,284	17,680	18,573	17,070	16,846	15,672	13,878	12,272	13,462	13,996	14,122	13,708	14,785	15,136	15,892	17,278	15,894	16,360	18,321	20,271	21,230	21,194
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value				9,958	10,000										9,636					10,294					10,213						10,220					10,752					10,423					10,713					10,842					11,062					11,184				11,178
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value									10,000								10,221					10,268					9,962						10,044					10,189					10,276					10,316					10,165					10,149					10,151				10,318			10,621			10,948			11,197			11,217			11,570			11,906		11,979		12,060	11,653	11,867	11,873	11,874	11,170	10,646	10,140	10,330	10,635	10,546	10,205	10,901	10,816	10,824	11,387	11,038	11,345	11,483	11,716	11,845	11,839
Mercer Index: Bloomberg U.S. 1-3 Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. 1-3 Government/Credit Index
Accumulated Value	$ 10,000	$ 10,000								$ 10,000		$ 10,000		$ 10,028
Mercer Index: Bloomberg U.S. 1-3 Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. 1-3 Government/Credit Index
Accumulated Value			$ 10,000								$ 10,119							$ 10,161					$ 10,258					$ 10,562						$ 10,560					$ 10,732					$ 10,868					$ 10,997					$ 11,125					$ 11,156
Mercer Index: 33.3% BBG US HY, 33.3% Mng LSTA US Loans, 33.3% JPM EMBI GD
Account Value [Line Items]
Line Graph and Table Measure Name																														33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD
Accumulated Value				10,044	10,000										10,098					10,743					10,956						11,077					11,573					11,592					11,735					12,094					12,458					12,700				12,602
Mercer Index: 35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Account Value [Line Items]
Line Graph and Table Measure Name																														35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Accumulated Value				$ 10,003	$ 10,000										$ 9,877					$ 10,588					$ 10,615						$ 10,623					$ 11,262					$ 10,989					$ 11,253					$ 11,689					$ 12,041					$ 12,275				$ 12,183
Mercer Index: 33.3% BBG US HY, 33.3% Mng LSTA US Loans, 33.3% JPM EMBI GD
Account Value [Line Items]
Line Graph and Table Measure Name																														33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD
Accumulated Value									10,000								10,448					10,889					10,886						11,165					11,357					11,571					11,677					11,632					11,560					11,813				11,449			12,143			12,477			12,637			12,897			11,219			12,423		12,880		13,569	13,478	13,849	13,908	13,956	13,252	12,111	11,953	12,545	12,909	13,214	13,285	14,133	14,414	14,573	15,225	15,250	15,439	15,911	16,390	16,708	16,580
Mercer Index: 35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Account Value [Line Items]
Line Graph and Table Measure Name																														35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Accumulated Value									$ 10,000								$ 10,365					$ 10,776					$ 10,473						$ 10,972					$ 11,344					$ 11,708					$ 11,803					$ 12,051					$ 11,333					$ 11,353				$ 11,396			$ 11,755			$ 12,134			$ 12,213			$ 12,502			$ 11,512			$ 12,634		$ 12,888		$ 13,629	$ 13,197	$ 13,562	$ 13,453	$ 13,343	$ 12,515	$ 11,553	$ 11,167	$ 11,775	$ 12,197	$ 12,375	$ 12,220	$ 13,099	$ 13,132	$ 13,143	$ 13,932	$ 13,595	$ 13,922	$ 14,462	$ 14,897	$ 15,186	$ 15,072